N-6	Jun. 15, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Jun. 15, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 11. Other Benefits Available (N-6) [Text Block]	Effective May 1, 2026, all references to “Up to Age 90 No-Lapse Guarantee Rider” are hereby deleted and reverted to “No-Lapse Guarantee Rider.”
No-Lapse Guarantee Rider [Member]
Item 2. Key Information [Line Items]
Benefits Description [Table Text Block]	Effective May 1, 2026, all references to “Up to Age 90 No-Lapse Guarantee Rider” are hereby deleted and reverted to “No-Lapse Guarantee Rider.”